Note 17 - Impairment of Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of impairment loss and reversal of impairment loss [text block]
Year Ended December 31, 2019
Impairment of non-current assets	$58,739
Deferred income tax recovery	(6,300)
Impairment of non-current assets, net of tax	$52,439

Disclosure of impairment loss in respect of each operating segment or project explanatory [text block]
	Mining interests
	Producing	Exploration	Right of use assets	Property, plant and equipment	Total
La Encantada Silver Mine	$22,602	$1,061	$6,302	$28,774	$58,739

Explanation of inputs, assumptions and estimation techniques used to apply impairment requirements [text block]
	December 31, 2019
	2020-2023
Commodity Prices	Average	Long-term
Silver (per ounce)	$18.84	$19.50
Gold (per ounce)	$1,536	$1,416